Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Disclosure of interests in subsidiaries
The following table shows BCE’s significant subsidiaries at December 31, 2025. BCE has other subsidiaries which have not been included in the table as each represents less than 10% individually and less than 20% in aggregate of total consolidated revenues.
All of these significant subsidiaries are incorporated in Canada and provide services to each other in the normal course of operations. The value of these transactions is eliminated on consolidation.

	Ownership percentage
Subsidiary	2025	2024
Bell Canada	100%	100%
Bell Mobility Inc.	100%	100%
Bell Media Inc.	100%	100%
The following tables show summarized financial information for our subsidiary with significant non-controlling interest (NCI).
Summarized statements of financial position

	CTV Specialty (1)
For the year ended December 31	2025	2024
Current assets	400	423
Non-current assets	768	733
Total assets	1,168	1,156
Current liabilities	164	164
Non-current liabilities	99	92
Total liabilities	263	256
Total equity attributable to BCE shareholders	634	631
NCI	271	269
(1)At December 31, 2025 and 2024, the ownership interest held by NCI in CTV Specialty Television Inc. (CTV Specialty) was 29.9%. CTV Specialty was incorporated and operated in Canada as at such dates.
Selected income and cash flow information

	CTV Specialty (1)
For the year ended December 31	2025	2024
Operating revenues	970	991
Net earnings	179	100
Net earnings attributable to NCI	54	31
Total comprehensive income	174	108
Total comprehensive income attributable to NCI	52	34
Cash dividends paid to NCI	51	68
(1)CTV Specialty's net earnings and total comprehensive income include nil and $2 million directly attributable to NCI for 2025 and 2024, respectively.

Compensation of key management personnel
The following table includes compensation of key management personnel for the years ended December 31, 2025 and 2024 included in our income statements. Key management personnel have the authority and responsibility for overseeing, planning, directing and controlling our business activities and consists of our Board of Directors and our Executive Leadership Team.

For the year ended December 31	2025	2024
Wages, salaries, fees and related taxes and benefits	(18)	(19)
Post-employment benefit plans and OPEBs cost	(3)	(3)
Share-based compensation	(32)	(26)
Key management personnel compensation expense	(53)	(48)